Provisions for Other Liabilities and Charges - Summary of Analysis of Provisions (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Current	£ 40	£ 25
Non-current	7	8
Total	47	33
Property [member]
Disclosure of other provisions [line items]
Current	11	2
Non-current	4	6
Total	15	8
Disposals and closures [member]
Disclosure of other provisions [line items]
Current	2	4
Total	2	4
Legal and other [member]
Disclosure of other provisions [line items]
Current	27	19
Non-current	3	2
Total	£ 30	£ 21